Loans	12 Months Ended
Jun. 30, 2024
Loans [Abstract]
LOANS

NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2024	2023
Residential real estate
One- to four-family	$256,216	$240,076
Multi-family	15,815	19,067
Construction	13,815	12,294
Land	964	470
Farm	1,169	1,346
Nonresidential real estate	34,308	30,217
Commercial and industrial	700	1,184
Consumer and other
Loans on deposits	819	855
Home equity	10,644	9,217
Automobile	117	104
Unsecured	585	611
	335,152	315,441
Allowance for credit losses	(2,127)	(1,634)
	$333,025	$313,807

The amounts above include net deferred loan fees of $288,000 and $330,000 as of June 30, 2024 and 2023.

The following table presents the amortized cost basis of collateral-dependent loans by portfolio class as of June 30, 2024. The recorded investment in loans excludes accrued interest receivable due to immateriality.

(in thousands)	Amortized Cost Basis	Ending allowance on collateral- dependent loans
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,674	$–
Nonresidential real estate	1,925	–
Commercial and industrial	–	–
	$4,599	–

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2024 and 2023. The company reported $175,000 and $196,000 in loans acquired with deteriorated credit quality at June 30, 2024 and 2023, respectively.

June 30, 2024:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate
One- to four-family	$2,674	$175	$2,849	$-
Nonresidential real estate	1,925	-	1,925	-
Home Equity	-	-	-	-
	4,599	175	4,744	-
Loans collectivelly evaluated for impairment:
Residential real estate
One- to four-family			$253,367	$1661
Multi-family			15,815	100
Construction			13,815	122
Land			964	28
Farm			1,169	4
Nonresidential real estate			32,383	192
Commercial and industrial			700	3
Consumer and other
Loans on deposits			819	-
Home equity			10,644	14
Automobile			117	-
Unsecured			585	3
			330,378	2,127
			$335,152	$2,127

June 30, 2023:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate
One- to four-family	$2,833	$196	$3,029	$-
Nonresidential real estate	1,717	-	1,717	-
Home Equity	267	-	267	-
	4,817	196	5,013	-
Loans collectivelly evaluated for impairment:
Residential real estate
One- to four-family			$237,047	$857
Multi-family			19,067	278
Construction			12,294	41
Land			470	1
Farm			1,346	4
Nonresidential real estate			28,500	405
Commercial and industrial			1,184	23
Consumer and other
Loans on deposits			855	1
Home equity			8,950	23
Automobile			104	-
Unsecured			611	1
			310,428	1,634
			$315,441	$1,634

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

The following table presents impaired loans by class of loans as of and for the years ended June 30, 2024 and 2023:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

June 30, 2024:

With no related allowance recorded:
Residential real estate
One- to four-family	$2,849	$-	$3,146	$104	$104
Multi-family	-	-	-	-	-
Farm	-	-	-	-	-
Nonresidential real estate	1,925	-	1,893	54	54
Consumer and other
Home equity	-	-	89	-	-
Unsecured	-	-	-	-	-
	$4,774	$-	$5,128	$158	$158

June 30, 2023:

With no related allowance recorded:
Residential real estate
One- to four-family	$3,029	$-	$3,325	$161	$161
Multi-family	-	-	285	22	22
Farm	-	-	135	15	15
Nonresidential real estate	1,717	-	1,395	63	63
Consumer and other
Home equity	267	-	177	6	6
Unsecured	-	-	2	1	1
	$5,013	$-	$5,319	$268	$268

The following tables present the amortized cost basis of loans on nonaccrual status and loans past due over 89 days still accruing as of June 30, 2024 and 2023. The tables include loans acquired with deteriorated credit quality. At June 30, 2024, the table below includes approximately $175,000 of loans on nonaccrual and no loans past due over 89 days and still accruing of loans acquired with deteriorated credit quality, while at June 30, 2023, approximately $197,000 of loans on nonaccrual and no loans past due over 89 days and still accruing represent such loans. At both June 30, 2024 and 2023, there is $0 in allowance for credit loss for nonaccrual loans as they have incurred a loss in the amount that brings them to fair value.

	June 30, 2024		June 30, 2023
(in thousands)	Nonaccrual	Loans Past Due Over 89 Days Still Accruing	Nonaccrual	Loans Past Due Over 89 Days Still Accruing

Residential real estate
One- to four-family	$2,678	$221	$3,028	$365
Multi-family	-	-	-	-
Farm	-	-	-	-
Nonresidential real estate	969	-	1,013	-
Commercial and industrial	-	-	-	-
Consumer and other
Home equity	-	-	267	-
Unsecured	-	28	-	28
	$3,647	$249	$4,308	$393

One- to four-family loans in process of foreclosure totaled $926,000 and $766,000 at June 30, 2024 and 2023, respectively.

Troubled Debt Restructurings:

Prior to the adoption of ASC 326 a Troubled Debt Restructuring (“TDR”) was the situation where the Bank granted a concession to the borrower that the Banks would not otherwise have considered due to the borrower’s financial difficulties. All TDRs are considered “impaired.”

At June 30, 2023, the Company had $464,000 of loans classified as TDRs.

There were no loans modified to borrowers experiencing financial difficulty during the year ended June 30, 2024.

The following tables present the aging of the principal balance outstanding past due loans as of June 30, 2024 and 2023, by class of loans. The tables include loans acquired with deteriorated credit quality. At June 30, 2024, the table below includes $28,000 in loans 30-59 days past due and approximately $33,000 of loans past due over 90 days that were acquired with deteriorated credit quality, while at June 30, 2023, the table below includes $68,000 in loans 30-89 days past due and approximately $58,000 of loans past due over 90 days of such loans.

June 30, 2024:

(in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Loans Not Past Due	Total

Residential real estate
One- to four-family	$4,517	$847	$1,080	$6,444	$249,772	$256,216
Multi-family	-	-	-	-	15,815	15,815
Construction	1,085	60	-	1,145	12,670	13,815
Land	55	-	-	55	909	964
Farm	-	-	-	-	1,169	1,169
Nonresidential real estate	840	-	-	840	33,468	34,308
Commercial and industrial	4	-	-	4	696	700
Consumer and other
Loans on deposits	-	-	-	-	819	819
Home equity	-	-	28	28	10,616	10,644
Automobile	-	-	-	-	117	117
Unsecured	14		-	14	571	585
	$6,515	$907	$1,108	$8,530	$326,662	$335,152

June 30, 2023:

(in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Loans Not Past Due	Total

Residential real estate
One- to four-family	$2,466	$949	$1,514	$4,929	$235,147	$240,076
Multi-family	-	-	-	-	19,067	19,067
Construction	-	-	-	-	12,294	12,294
Land	-	-	-	-	470	470
Farm	-	-	-	-	1,346	1,346
Nonresidential real estate	662	-	-	662	29,555	30,217
Commercial and industrial	-	-	28	28	1,156	1,184
Consumer and other
Loans on deposits	-	-	-	-	855	855
Home equity	168	-	267	435	8,782	9,217
Automobile	-	-	-	-	104	104
Unsecured	17	-	-	17	594	611
	$3,313	$949	$1,809	$6,071	$309,370	$315,441

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of June 30, 2024, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

							Revolving
(in thousands)	Term Loans Amortized Cost by Origination Fiscal Year						Loans Amortized
As of March 31, 2024	2024	2023	2022	2021	2020	Prior	Cost Basis	Total
Residential real estate:
One- to four-family
Risk Rating:
Pass	$29,792	$50,814	$47,346	$42,943	$26,794	$52,616	$-	$250,485
Special mention	-	-	-	-	-	667	-	667
Substandard	-	-	--	81	110	4,873	-	5,064
Doubtful	-	-	-	-	-	-	-	-
Total	$29,792	$50,814	$47,346	$43,024	$26,904	$58,156	$-	$256,216

Current period gross charge offs	$-	$-	$-	$-	$-	$16	$-	$16

Multi-family
Risk Rating:
Pass	$400	$6,076	$5,907	$1,239	$-	$2,193	$-	$15,815
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$400	$6,076	$5,907	$1,239	$-	$2,193	$-	$15,815

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Construction
Risk Rating:
Pass	$8,230	$5,562	$23	$-	$-	$-	$-	$13,815
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$8,230	$5,562	$23	$-	$-	$-	$-	$13,815

Current period gross charge offs	$-	$6	$-	$-	$-	$-	$-	$6

Land
Risk Rating:
Pass	$401	$252	$213	$-	$-	$70	$-	$936
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	28	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$401	$252	$213	$-	$-	$98	$-	$964

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Farm
Risk Rating:
Pass	$-	$-	$221	$-	$-	$948	$-	$1,169
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$-	$-	$221	$-	$-	$948	$-	$1,169

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Nonresidential real estate
Risk Rating:
Pass	$7,828	$1,561	$3,099	$3,406	$5,711	$10,648	$-	$32,253
Special mention	-	-	-	-	-	130	-	130
Substandard	-	1,017	-	-	-	908	-	1,925
Doubtful	-	-	-	-	-	-	-	-
Total	$7,828	$2,578	$3,099	$3,406	$5,711	$11,686	$-	$34,308

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Commercial and industrial
Risk Rating:
Pass	$482	$214	$-	$4	$-	$-	$-	$700
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$482	$214	$-	$4	$-	$-	$-	$700

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Share Loans
Risk Rating:
Pass	$116	$113	$20	$15	$176	$379	$-	$819
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$116	$113	$20	$15	$176	$379	$-	$819

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity
Risk Rating:
Pass	$-	$-	$-	$-	$-	$-	$10,490	$10,490
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	154	154
Doubtful	-	-	-	-	-	-	-	-
Total	$-	$-	$-	$-	$-	$-	$10,644	$10,644

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Auto
Risk Rating:
Pass	$68	$9	$30	$3	$2	$5	$-	$117
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$68	$9	$30	$3	$2	$5	$-	$117

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Unsecured
Risk Rating:
Pass	$285	$34	$24	$174	$13	$55	$-	$585
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$285	$34	$24	$174	$13	$55	$-	$585

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

As of June 30, 2024, and 2023, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2024:

(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate
One- to four-family	$250,485	$667	$5,064	$-
Multi-family	15,815	-	-	-
Construction	13,815	-	-	-
Land	936	-	28	-
Farm	1,169	-	-	-
Nonresidential real estate	32,253	130	1,925	-
Commercial and industrial	700	-	-	-
Consumer and other
Loans on deposits	819	-	-	-
Home equity	10,490	-	154	-
Automobile	117	-	-	-
Unsecured	585	-	-	-
	$327,184	$797	$7,171	$-

June 30, 2023:

(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate
One- to four-family	$234,765	$170	$5,141	$-
Multi-family	19,067	-	-	-
Construction	12,294	-	-	-
Land	470	-	-	-
Farm	1,346	-	-	-
Nonresidential real estate	27,816	684	1,717	-
Commercial and industrial	1,184	-	-	-
Consumer and other
Loans on deposits	855	-	-	-
Home equity	8,879	-	338	-
Automobile	104	-	-	-
Unsecured	611	-	-	-
	$307,391	$854	$7,196	$-

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2024 and 2023:

June 30, 2024:

(in thousands)	Pre-ASC 326 Adoption	Impact of ASC 326 Adoption	As Reported Under ASC 326	Provision for (recovery of) credit losses on loans	Loans charged off	Recoveries	Credit Losses for Unfunded Liabilities	Ending balance
Residential real estate
One- to four-family	$857	$740	$1,597	$82	$(18)	$-	$-	$1,661
Multi-family	278	(145)	133	(33)	-	-	-	100
Construction	41	97	138	(12)	-	-	(4)	122
Land	1	14	15	13	-	-	-	28
Farm	4	2	6	(2)	-	-	-	4
Nonresidential real estate	405	(221)	184	8	-	-	-	192
Commercial and industrial	23	(18)	5	(2)	-	-	-	3
Consumer and other
Loans on deposits	1	(1)	-	-	-	-	-	-
Home equity	23	28	51	(31)	(8)	4	(2)	14
Automobile	-	1	1	(1)	-	-	-	-
Unsecured	1	-	1	2	-	-	-	3
	$1,634	$497	$2,131	$24	$(26)	$4	$(6)	$2,127

June 30, 2023:

(in thousands)	Beginning balance	Provision (credit) for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate
One- to four-family	$800	$73	$(29)	$13	$857
Multi-family	231	47	-	-	278
Construction	4	37	-	-	41
Land	3	(2)	-	-	1
Farm	5	(1)	-	-	4
Nonresidential real estate	461	(64)	-	8	405
Commercial and industrial	2	21	-	-	23
Consumer and other
Loans on deposits	1	-	-	-	1
Home equity	21	2	-	-	23
Automobile	-		-	-	-
Unsecured	1	-	-	-	1
	$1,529	$113	$(29)	$21	$1,634

Purchased Loans:

The Company purchased loans during the fiscal year ended June 30, 2013 for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans, net of a purchase credit discount of $25,000 and $88,000, at June 30, 2024 and 2023, respectively, was as follows:

(in thousands)	2024	2023
Residential real estate
One- to four-family	$175	$196

Accretable yield, or income expected to be collected on loans purchased during fiscal year 2013, for the years ended June 30 was as follows:

(in thousands)	2024	2023
Balance at beginning of year	$294	$339
Accretion of income	(34)	(45)
Balance at end of year	$260	$294

For those purchased loans disclosed above, the Company made no increase in allowance for loan losses for the years ended June 30, 2024 or 2023, nor were any allowance for loan losses reversed during those years.